RESTATEMENTS (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net Loss	$ (1,308,277)	$ (1,182,741)	$ (973,607)
Depreciation expense	7,025	6,822	7,174
Stock issued for service		90,000
Amortization of debt discount	186,280	72,138	15,903
Accounts receivable and other current assets		605	2,125
Accounts payable		68,305	25,363
Accrued liabilities and other payables	399,902	176,618	117,905
Due to related parties		121,829	120,000
NET CASH USED IN OPERATING ACTIVITIES	(507,290)	(643,054)	(765,278)
Proceeds from note payable	149,707	235,730	200,876
Proceeds from note payables - related parties	101,126	155,428	111,952
Repayments to related parties	(227,867)	(40,855)	(56,689)
NET CASH PROVIDED BY FINANCING ACTIVITIES	481,350	350,303	256,139
Effect of exchange rate changes on cash and cash equivalents	(11,896)	(12,007)	15,423
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(37,836)	(304,758)	(494,023)
Cash at beginning of year	46,302	351,060	845,083
Cash at end of year	8,466	46,302	351,060
Interest Paid
As Previously Reported [Member]
Net Loss		(1,752,483)	(1,355,125)
Non-cash item: Noncontrolling interest		15,462	16,049
Depreciation expense		4,577	4,793
Stock-based compensation		656,760	485,912
Decrease/(increase) in Deferred charges		74,467	72,786
Decrease/(increase) in Accounts receivables		(3)	178
Decrease/(increase) in loans receivables			1,016
(Decrease)/increase in Accounts payable and accrued liabilities		171,176	107,796
(Decrease)/increase in Accrued interest and Notes payable		57,834	48,290
Decrease/(increase) in Deposit		608	929
NET CASH USED IN OPERATING ACTIVITIES		(768,232)	(646,790)
Issuance (repayment) of notes payable, net		391,158	276,349
NET CASH PROVIDED BY FINANCING ACTIVITIES		391,158	276,349
Effect of exchange rate changes on cash and cash equivalents		72,317	(123,278)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(304,757)	(494,026)
Cash at beginning of year	46,301	351,058	845,084
Cash at end of year		46,301	351,058
Interest Paid		154,730	48,029
Adjustment [Member]
Net Loss		569,742	381,518
Non-cash item: Noncontrolling interest		(15,462)	(16,049)
Depreciation expense		2,245	2,381
Stock-based compensation		(656,760)	(485,912)
Stock issued for service		90,000
Amortization of debt discount		72,138	15,903
Accounts receivable and other current assets		605	2,125
Accounts payable		68,305	25,363
Accrued liabilities and other payables		176,618	117,905
Due to related parties		121,829	120,000
Decrease/(increase) in Deferred charges		(74,467)	(72,786)
Decrease/(increase) in Accounts receivables		3	(178)
Decrease/(increase) in loans receivables			(1,016)
(Decrease)/increase in Accounts payable and accrued liabilities		(171,176)	(107,796)
(Decrease)/increase in Accrued interest and Notes payable		(57,834)	(48,290)
Decrease/(increase) in Deposit		(608)	(929)
NET CASH USED IN OPERATING ACTIVITIES		125,178	(118,488)
Proceeds from note payable		235,730	200,876
Proceeds from note payables - related parties		155,428	111,952
Repayments to related parties		(40,855)	(56,689)
Issuance (repayment) of notes payable, net		(391,158)	(276,349)
NET CASH PROVIDED BY FINANCING ACTIVITIES		(40,855)	(20,210)
Effect of exchange rate changes on cash and cash equivalents		(84,324)	138,701
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1)	3
Cash at beginning of year	$ 1	2	(1)
Cash at end of year		1	2
Interest Paid		$ (154,730)	$ (48,029)